Income tax - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Balance at beginning of the year	¥ 229,181	¥ 249,347	¥ 115,143
Additions	46,643	69,282	153,830
Reversals	(23,343)	(89,448)	(19,626)
Balance at end of the year	¥ 252,481	¥ 229,181	¥ 249,347